SEGMENT REPORTING	12 Months Ended
Dec. 27, 2014
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
N.	SEGMENT REPORTING

ASC 280, Segment Reporting (“ASC 280”) defines operating segments as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

Our operating segments consist of the Eastern, Western, Site-Built, Consumer Products, Pinelli Universal and Distribution divisions.  In prior years, the Eastern and Western divisions were aggregated into one reporting segment.  Due to recent acquisitions and sales mix changes, the two operating segments no longer have similar economic characteristics; therefore we have disaggregated Eastern and Western into separate reporting segments. The Site-Built division is considered a separate reportable segment.  Our other divisions do not collectively form a reportable segment because they do not meet the applicable quantitative requirements.  These operations have been included in the “All Other” column of the table below.  The “Corporate” column includes unallocated administrative costs.

	2014
	Eastern Division	Western Division	Site-Built	All Other	Corporate	Total
Net sales to outside customers	$1,113,525	$1,062,565	$260,118	$224,121	$-	$2,660,329
Intersegment net sales	46,141	47,737	11,707	12,783	-	118,368
Interest expense	323	39	-	-	3,905	4,267
Amortization expense	10	1,358	-	1,042	-	2,410
Depreciation expense	10,202	11,029	2,303	4,337	6,042	33,913
Segment earnings from operations	37,522	53,576	19,574	3,520	(16,825)	97,367
Segment assets	379,470	351,558	104,949	105,699	82,124	1,023,800
Capital expenditures	16,208	11,984	3,554	3,879	9,680	45,305

	2013
	Eastern Division	Western Division	Site-Built	All Other	Corporate	Total
Net sales to outside customers	$1,037,066	$950,685	$272,114	$210,583	$-	$2,470,448
Intersegment net sales	47,874	38,176	15,918	11,798	-	113,766
Interest expense	356	48	-	-	4,447	4,851
Amortization expense	8	1,416	-	1,049	-	2,473
Depreciation expense	8,787	9,830	2,284	4,520	5,670	31,091
Segment earnings from operations	37,416	42,003	7,947	(2,366)	(10,732)	74,268
Segment assets	342,209	300,443	103,227	99,464	71,644	916,987
Capital expenditures	12,090	11,069	2,310	6,285	8,269	40,023

	2012
	Eastern Division	Western Division	Site-Built	All Other	Corporate	Total
Net sales to outside customers	$858,539	$776,639	$222,824	$196,931	$-	$2,054,933
Intersegment net sales	39,706	23,100	20,396	12,724	-	95,926
Interest expense	369	4	-	51	3,629	4,053
Amortization expense	9	1,658	-	1,251	-	2,918
Depreciation expense	8,769	8,993	2,054	4,286	6,359	30,461
Segment earnings from operations	25,156	35,417	1,299	(11,316)	(6,028)	44,528
Segment assets	305,805	282,762	102,923	103,309	65,741	860,540
Capital expenditures	7,709	7,702	830	11,967	2,136	30,344

In 2014, 2013, and 2012, 17%, 17%, and 18% of net sales, respectively, were to a single customer.

Information regarding principal geographic areas was as follows (in thousands):

	2014		2013		2012
	Net Sales	Long-Lived Tangible Assets	Net Sales	Long-Lived Tangible Assets	Net Sales	Long-Lived Tangible Assets
United States	$2,596,278	$242,156	$2,410,313	$233,237	$2,005,740	$222,272
Foreign	64,051	15,678	60,135	16,260	49,193	17,097
Total	$2,660,329	$257,834	$2,470,448	$249,497	$2,054,933	$239,369

Sales generated in Canada and Mexico are primarily to customers in the United States of America.

The following table presents, for the periods indicated, our percentage of value-added and commodity-based sales to total sales.

	Value-Added	Commodity-Based
2014	58.5%	41.5%
2013	58.1%	41.9%
2012	58.7%	41.3%

Value-added product sales consist of fencing, decking, lattice, and other specialty products sold to the retail building materials market, specialty wood packaging, engineered wood components, and wood-alternative products.  Engineered wood components include roof trusses, wall panels, and floor systems.  Wood-alternative products consist primarily of composite wood and plastics.  Although we consider the treatment of dimensional lumber with certain chemical preservatives a value-added process, treated lumber is not presently included in the value-added sales totals.  Commodity-based product sales consist primarily of remanufactured lumber and preservative treated lumber.

The following table presents, for the periods indicated, our gross sales (in thousands) by major product classification.

	Years Ended
	December 27,	December 28,	December 29,
	2014	2013	2012
Value-Added Sales
Trusses – residential, modular and manufactured housing	$273,605	$238,093	$185,939
Fencing	143,252	120,765	125,887
Decking and railing – composite, wood and other	141,121	131,102	123,935
Turn-key framing and installed sales	121,434	159,811	137,633
Industrial packaging and components	298,335	251,224	199,595
Engineered wood products (eg. LVL; i-joist)	61,970	60,335	50,703
Manufactured brite and other lumber	73,261	64,465	56,991
Wall panels	43,751	36,908	23,584
Outdoor DIY products (eg. stakes; landscape ties)	51,710	47,251	38,916
Construction and building materials (eg. door packages; drywall)	191,426	162,362	125,446
Lattice – plastic and wood	40,943	38,959	38,005
Manufactured brite and other panels	69,622	80,335	61,013
Siding, trim and moulding	32,323	29,157	24,996
Hardware	17,265	16,295	13,350
Manufactured treated lumber	12,071	11,183	11,566
Manufactured treated panels	6,042	5,882	6,336
Other	248	106	54
Total Value-Added Sales	1,578,379	1,454,233	1,223,949

Commodity-Based Sales
Non-manufactured brite and other lumber	454,695	421,071	348,083
Non-manufactured treated lumber	389,487	349,156	285,929
Non-manufactured brite and other panels	232,821	239,641	194,144
Non-manufactured treated panels	33,146	30,450	25,782
Other	9,402	9,361	8,118
Total Commodity-Based Sales	1,119,551	1,049,679	862,056
Total Gross Sales	2,697,930	2,503,912	2,086,005
Sales allowances	(37,601)	(33,464)	(31,072)
Total Net Sales	2,660,329	2,470,448	2,054,933